Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	SPOT
Entity Registrant Name	Spotify Technology S.A.
Entity Central Index Key	0001639920
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	184,325,957
Entity Voluntary Filers	No
Entity Address, Address Line One	42-44
Entity Address, Address Line Two	avenue de la Gare
Entity Address, City or Town	L- 1610 Luxembourg
Entity Address, Country	LU
Entity Shell Company	false
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Title of 12(b) Security	Ordinary Shares (par value of €0.000625 per share)
Document Transition Report	false
Entity Interactive Data Current	Yes
Entity File Number	001-38438
Entity Incorporation, State or Country Code	N4
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Document Annual Report	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	150 Greenwich Street
Entity Address, Address Line Two	63rd Floor
Entity Address, City or Town	New York
Contact Personnel Name	Horacio Gutierrez
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007